Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property, plant and equipment consisted of the following:

	December 31,
(in Millions)	2020	2019
Land and land improvements	$85.8	$85.2
Buildings	83.0	68.3
Machinery and equipment	314.9	274.1
Construction in progress	284.0	243.4
Total cost	$767.7	$671.0
Accumulated depreciation	(222.4)	(202.2)
Property, plant and equipment, net	$545.3	$468.8

Depreciation expense was $22.0 million, $19.1 million, and $15.0 million in 2020, 2019 and 2018, respectively.